SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2022
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2022.

	Dec. 31, 2022
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition(3)	Weighted average year of construction(3)
(US$ millions, except where noted)
Core Office
United States	35	$13,459	$9,000	2004	1987
Canada	20	4,218	1,827	2002	1994
Australia	5	1,730	1,052	2013	2013
Europe	2	1,932	1,486	2020	2019
Brazil	2	374	55	2014	2014
	64	$21,713	$13,420	2006	1994
Core Retail	54	19,406	9,141	2018	1975
Opportunistic Office	110	8,780	5,381	2017	1991
Opportunistic Retail	18	1,838	1,008	2015	1977
Logistics	33	673	3	2021	1989
Multifamily	10	1,995	1,651	2020	1990
Self-storage	19	95	61	2022	1998
Alternatives	1	66	195	2022	1960
Student Housing	41	1,712	1,238	2021	2012
Manufactured Housing	218	4,417	2,779	2018	1974
Mixed-use	7	3,098	1,904	2016	2010
Secondaries	44	917	551	2022	1985
Total	$619	$64,710	$37,332	2014	1987
(1)Excludes right-of-use assets, development properties and land/parking lots with a fair value of $3,875 million.
(2)Excludes debt related to development properties and land in the amount of $1,339 million, unsecured and corporate facilities of $13,378 million, debt on hospitality assets of $6,815 million and deferred financing costs of $302 million.
(3)Weighted against the fair value of the properties at December 31, 2022.